CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, allowance for doubtful accounts	$ 5,624	$ 658
Accounts payable	38,855	63,141
Amounts due to related parties	13,310	4,460
Advances from customers	56,343	85,720
Accrued expenses and other current liabilities	18,912	22,876
Consideration payable current	2,507	2,813
Consideration payable non-current	1,327	2,476
Ordinary shares, par value	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	207,000,000	207,000,000
Ordinary shares, shares issued	76,669,573	77,966,176
Ordinary shares, shares outstanding	76,669,573	77,966,176
Variable Interest Entity, Primary Beneficiary
Accounts payable	53	687
Amounts due to related parties	313
Advances from customers	1,408	12,028
Accrued expenses and other current liabilities	3,246	4,411
Consideration payable current
Consideration payable non-current